30. EMPLOYEE BENEFITS (Details 4) - Benefits of Pension Plans [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Cost of current service	R$ 968	R$ 1,093	R$ 1,169
Interest cost	236,551	283,487	304,132
Expected return on plan assets	(257,946)	(314,102)	(327,830)
Interest on the asset ceiling effect	21,737	21,502	16,340
Total costs / (income), net	R$ 1,310	R$ (8,020)	R$ (6,189)